NUVEEN ESG DIVIDEND ETF

NUVEEN ESG LARGE-CAP ETF

NUVEEN ESG LARGE-CAP GROWTH ETF

NUVEEN ESG LARGE-CAP VALUE ETF

NUVEEN ESG MID-CAP GROWTH ETF

NUVEEN ESG MID-CAP VALUE ETF

NUVEEN ESG SMALL-CAP ETF

(each, a “Fund” and, collectively, the “Funds”)

SUPPLEMENT DATED MAY 1, 2024

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES

DATED FEBRUARY 29, 2024

Effective immediately, the name of each Fund’s Index (each, an “Index”) will change as follows:

Fund Name	Index – Former Name	Index – New Name
Nuveen ESG Dividend ETF	TIAA ESG USA High Dividend Yield Index	Nuveen ESG USA High Dividend Yield Index
Nuveen ESG Large-Cap ETF	TIAA ESG USA Large-Cap Index	Nuveen ESG USA Large-Cap Index
Nuveen ESG Large-Cap Growth ETF	TIAA ESG USA Large-Cap Growth Index	Nuveen ESG USA Large-Cap Growth Index
Nuveen ESG Large-Cap Value ETF	TIAA ESG USA Large-Cap Value Index	Nuveen ESG USA Large-Cap Value Index
Nuveen ESG Mid-Cap Growth ETF	TIAA ESG USA Mid-Cap Growth Index	Nuveen ESG USA Mid-Cap Growth Index
Nuveen ESG Mid-Cap Value ETF	TIAA ESG USA Mid-Cap Value Index	Nuveen ESG USA Mid-Cap Value Index
Nuveen ESG Small-Cap ETF	TIAA ESG USA Small-Cap Index	Nuveen ESG USA Small-Cap Index

Accordingly, any reference to an Index’s former name in the Prospectus or Summary Prospectus is hereby replaced with a reference to the Index’s new name. The change to the name of each Index reflects an administrative change and will not result in any change to an Index’s methodology. Further, the change to the name of an Index will have no impact on a Fund’s investment objective, principal investment strategy, or fees and expenses.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-DOMEQ-0524P